Severance Indemnities and Pension Plans (Tables)	12 Months Ended
Mar. 31, 2026
Retirement Benefits [Abstract]
Components of Net Periodic Benefit Cost of Pension Benefits, SIPs and Other Benefits
Net periodic cost of pension benefits and other benefits for the fiscal years ended March 31, 2024, 2025 and 2026 include the following components:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2024	2025	2026	2024		2025		2026
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥34,653	¥31,728	¥28,099	¥13,231	¥52	¥14,759	¥52	¥13,354	¥77
Interest cost on projected benefit obligation	20,547	23,954	30,210	8,461	1,216	8,850	1,266	9,303	1,144
Expected return on plan assets	(83,130)	(95,929)	(100,224)	(10,810)	(1,503)	(12,443)	(1,670)	(12,039)	(1,474)
Amortization of net actuarial loss (gain)	(591)	(16,821)	(30,905)	1,362	1,191	2,112	(89)	2,243	23
Amortization of prior service cost	(1,974)	(282)	147	(945)	(426)	(1,328)	(449)	(420)	(444)
Loss (gain) on settlements and curtailment	(13,659)	(13,754)	(15,807)	1,803	—	15	—	(418)	—
Other	(194)	(203)	141	3,939	6	(2,513)	(301)	—	—
Net periodic benefit cost (income)	¥(44,348)	¥(71,307)	¥(88,339)	¥17,041	¥536	¥9,452	¥(1,191)	¥12,023	¥(674)

Summary of Assumptions Used in Computation
The following table summarizes the assumptions used in computing the present value of the projected benefit obligations and the net periodic benefit cost:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2024	2025	2026	2024		2025		2026
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	1.36%	1.70%	2.89%	4.74%	4.59%	5.06%	5.00%	5.17%	4.89%
Discount rates in determining benefit obligation	1.70	2.89	3.33	5.06	5.06	5.22	5.26	5.39	5.45
Rates of increase in future compensation level for determining expense	3.47	3.49	3.91	5.09	—	5.50	—	5.44	—
Rates of increase in future compensation level for determining benefit obligation	3.49	3.91	2.76	5.50	—	5.44	—	5.41	—
Expected rates of return on plan assets	2.97	2.89	2.91	4.98	6.25	5.93	7.00	5.80	6.50
Cash balance crediting rate for determining expense	2.46	2.46	2.53	3.72	—	4.38	—	4.59	—
Cash balance crediting rate for determining benefit obligation	2.46	2.53	3.15	4.38	—	4.59	—	4.88	—

Assumed Health Care Cost Trend Rates and Effect of a One-percentage-point Change for Foreign Offices and Subsidiaries
The following table presents the assumed health care cost trend rates for foreign offices and subsidiaries, which are used to measure the expected cost of benefits for the next year:

	2025(1)	2026(1)
Initial trend rate	8.00%	9.25%
Ultimate trend rate	4.00%	4.00%
Year the rate reaches the ultimate trend rate	2035	2037

Note:
(1)Fiscal years of foreign subsidiaries end on December 31. Therefore, the above table presents the rates and amounts at December 31, 2024 and 2025, respectively.
Combined Funded Status and Amounts Recognized in Consolidated Balance Sheets
The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2025 and 2026:

	Domestic subsidiaries				Foreign offices and subsidiaries
	2025		2026		2025		2026
	Non-contributory pension benefits and SIP		Non-contributory pension benefits and SIP		Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,448,579		¥1,310,512		¥198,793	¥25,719	¥199,316	¥23,394
Service cost	31,728		28,099		14,759	52	13,354	77
Interest cost	23,954		30,210		8,850	1,266	9,303	1,144
Plan participants’ contributions	—		—		—	430	—	362
Acquisitions/ Divestitures	(354)		(257)		—	—	1,478	—
Amendments	—		—		(2,075)	—	—	—
Actuarial loss (gain)	(109,527)	(1)	(97,490)	(1)	(5,195)	(1,107)	2,757	(573)
Benefits paid	(65,960)		(66,015)		(7,721)	(2,555)	(9,139)	(2,439)
Lump-sum payment	(17,908)		(13,495)		(5,837)	—	(6,568)	—
Translation adjustments and other	—		—		(2,258)	(411)	9,946	1,434
Benefit obligation at end of fiscal year	1,310,512		1,191,564		199,316	23,394	220,447	23,399
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	3,333,330		3,409,772		196,991	23,671	193,635	22,490
Actual return on plan assets	117,384		358,683		7,761	993	13,285	1,911
Employer contributions	25,184		25,130		2,826	228	4,653	254
Acquisitions/ Divestitures	(26)		(182)		—	—	—	—
Plan participants’ contributions	—		—		—	430	—	362
Benefits paid	(65,960)		(66,015)		(7,721)	(2,555)	(9,139)	(2,439)
Translation adjustments and other	(140)		—		(6,222)	(277)	14,528	1,563
Fair value of plan assets at end of fiscal year	¥3,409,772		¥3,727,388		¥193,635	¥22,490	¥216,962	¥24,141
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥2,116,823		¥2,553,516		¥79,809	¥—	¥84,712	¥1,217
Accrued benefit cost	(17,563)		(17,691)		(85,490)	(904)	(88,197)	(475)
Net amount recognized	¥2,099,260		¥2,535,825		¥(5,681)	¥(904)	¥(3,485)	¥742

Note:
(1)Significant gains and losses related to changes in the benefit obligation for the fiscal years ended March 31, 2025 and 2026 primarily result from changes in the discount rate.
Aggregated Accumulated Benefit Obligations
The aggregated accumulated benefit obligations of these plans at March 31, 2025 and 2026 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2025	2026	2025	2026
	(in millions)
Aggregated accumulated benefit obligations	¥1,292,334	¥1,177,021	¥171,906	¥194,716

Summary for Plans with Accumulated Benefit Obligations in Excess of Plan Assets
The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2025 and 2026 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2025	2026	2025	2026
	(in millions)
Projected benefit obligations	¥21,768	¥21,544	¥93,518	¥97,923
Accumulated benefit obligations	21,768	21,336	67,399	72,918
Fair value of plan assets	5,304	5,762	8,275	10,101

Amounts Recognized in Accumulated OCI
The following table presents the amounts recognized in Accumulated OCI of the MUFG Group at March 31, 2025 and 2026:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2025	2026	2025		2026
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain)	¥(638,775)	¥(947,771)	¥34,990	¥1,685	¥31,862	¥704
Prior service cost	807	416	(2,467)	(659)	(1,903)	(234)
Gross amount recognized in Accumulated OCI	(637,968)	(947,355)	32,523	1,026	29,959	470
Taxes	152,200	249,543	(9,134)	(281)	(7,889)	(120)
Net amount recognized in Accumulated OCI	¥(485,768)	¥(697,812)	¥23,389	¥745	¥22,070	¥350

Amounts Recognized in OCI
The following table presents OCI for the fiscal years ended March 31, 2025 and 2026:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2025	2026	2025		2026
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial gain arising during the year	¥(130,464)	¥(355,708)	¥(1,570)	¥(490)	¥(305)	¥(1,011)
Prior service cost arising during the year	—	(244)	(2,188)	—	—	—
Losses (gains) due to amortization:
Net actuarial loss (gain)	16,821	30,905	(2,112)	89	(2,243)	(23)
Prior service cost	282	(147)	1,328	449	420	444
Curtailment and settlement	13,754	15,807	(15)	—	(2,875)	—
Foreign currency translation adjustments	—	—	757	(13)	2,439	34
Total changes in Accumulated OCI	¥(99,607)	¥(309,387)	¥(3,800)	¥35	¥(2,564)	¥(556)

Weighted-average Target Asset Allocation of Plan Assets for Pension Benefits and Other Benefits
The weighted-average target asset allocation of plan assets for the pension benefits and other benefits at March 31, 2026 was as follows:

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	26.3%	—%	—%
Japanese debt securities	22.5	—	—
Non-Japanese equity securities	14.2	30.2	30.0
Non-Japanese debt securities	22.1	57.4	64.0
Real estate	1.3	7.6	6.0
Short-term assets and other	13.6	4.8	—
Total	100.0%	100.0%	100.0%

Estimated Future Benefit Payments
The following table presents benefit payments expected to be paid, which include the effect of expected future service for the fiscal years indicated:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2027	¥82,173	¥14,553	¥2,586
2028	80,601	14,485	2,406
2029	79,652	15,036	2,234
2030	78,433	15,785	2,045
2031	77,755	16,271	1,900
Thereafter (2032-2036)	370,307	91,838	8,415

Fair Value of Each Major Category of Plan Assets
The following tables present the fair value of each major category of plan assets as of March 31, 2025 and 2026:
Pension benefits and SIP Investments:

At March 31, 2025	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥51,627	¥—	¥—	¥51,627	¥—	¥—	¥—	¥—
Non-Japanese government bonds	571	—	—	571	14,948	2,449	—	17,397
Other debt securities	3,691	113,713	2,567	119,971	—	47,657	—	47,657
Japanese marketable equity securities	1,055,319	—	—	1,055,319	—	—	—	—
Non-Japanese marketable equity securities	75,941	83	—	76,024	—	—	—	—
Other investment funds	—	—	—	—	4,529	46,132	—	50,661
Japanese general account of life insurance companies(1)	—	194,758	—	194,758	—	—	—	—
Other investments	20,508	27,395	—	47,903	152	1,664	333	2,149
Total	¥1,207,657	¥335,949	¥2,567	¥1,546,173	¥19,629	¥97,902	¥333	¥117,864

At March 31, 2026	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥44,412	¥—	¥—	¥44,412	¥—	¥—	¥—	¥—
Non-Japanese government bonds	1,805	—	—	1,805	13,405	3,303	—	16,708
Other debt securities	3,179	80,445	2,674	86,298	16	63,571	—	63,587
Japanese marketable equity securities	793,921	—	—	793,921	—	—	—	—
Non-Japanese marketable equity securities	66,011	39	—	66,050	—	—	—	—
Other investment funds	—	—	—	—	3,952	63,518	—	67,470
Japanese general account of life insurance companies(1)	—	190,059	—	190,059	—	—	—	—
Other investments	9,713	356,590	—	366,303	521	1,975	269	2,765
Total	¥919,041	¥627,133	¥2,674	¥1,548,848	¥17,894	¥132,367	¥269	¥150,530

Note:
(1)“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 0.94% from April 1, 2024 to March 31, 2025 and 0.96% from April 1, 2025 to March 31, 2026.
Fair Values of Certain Investments Valued at Net Asset per Share (or Its Equivalent)
The following table presents fair values of certain investments valued at net asset value per share (or its equivalent) as a practical expedient that were excluded from the above table as of March 31, 2025 and 2026:

	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	2025		2026		2025		2026
	(in millions)
Japanese pooled funds:
Japanese marketable equity securities	¥63,276		¥58,187		¥—		¥—
Japanese debt securities	191,765		291,581		—		—
Non-Japanese marketable equity securities	166,045		202,174		—		—
Non-Japanese debt securities	288,808		238,730		—		—
Other	134,293		145,986		—		—
Total pooled funds	844,187		936,658		—		—
Other investment funds	1,019,412	(1)	1,241,882	(1)	75,771	(2)	66,432	(2)
Total	¥1,863,599		¥2,178,540		¥75,771		¥66,432

Notes:
(1)Other investment funds of the domestic subsidiaries include mutual funds and real estate funds of ¥977,917 million and ¥11,205 million, respectively, at March 31, 2025 and ¥1,197,658 million and ¥12,177 million, respectively, at March 31, 2026.
(2)Other investment funds of the foreign offices and subsidiaries include mutual funds, real estate funds and common collective funds of ¥5,787 million, ¥39,712 million and ¥30,093 million, respectively, at March 31, 2025 and ¥6,226 million, ¥28,207 million and ¥31,840 million, respectively, at March 31, 2026.